UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 90.8%

	Face Amount	Value
China — 47.7%
Anton Oilfield Services Group 9.750%, 12/05/2020	$200,000	$205,496
CCB Life Insurance Callable 04/21/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680%, 04/21/2077	300,000	295,647
Central China Real Estate Callable 11/08/2019 @ $103
6.750%, 11/08/2021	200,000	196,234
China Hongqiao Group 7.375%, 05/02/2023	200,000	197,958
Chinalco Capital Holdings Callable 09/11/2024 @ $100
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% ‡	200,000	199,993
Chong Hing Bank Callable 07/26/2022 @ $100
3.876%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.030%, 07/26/2027	200,000	200,108
CNAC HK Finbridge 3.875%, 06/19/2029	200,000	205,541
CNOOC Finance 2013 Callable 03/30/2049 @ $100
3.300%, 09/30/2049	200,000	199,849
Coastal Emerald Callable 08/01/2024 @ $100
4.300%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.445% ‡	200,000	199,950
Country Garden Holdings Callable 09/17/2023 @ $103
6.150%, 09/17/2025	300,000	306,796
CSCEC Finance Cayman II 3.500%, 07/05/2027	300,000	310,575
GCL New Energy Holdings 7.100%, 01/30/2021	200,000	187,995
Golden Wheel Tiandi Holdings 7.000%, 01/18/2021	200,000	180,797
GOME Retail Holdings 5.000%, 03/10/2020	200,000	195,900

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Honghua Group Callable 08/01/2021 @ $103 6.375%, 08/01/2022	$200,000	$200,002
Huarong Finance II MTN 5.000%, 11/19/2025	250,000	269,202
Jingrui Holdings 13.000%, 07/31/2020	200,000	198,200
Kaisa Group Holdings 11.750%, 02/26/2021	200,000	203,243
7.250%, 06/30/2020	200,000	196,997
Lenovo Group 3.375%, 01/24/2024	300,000	320,294
Nuoxi Capital 4.575%, 04/20/2020	200,000	187,100
Proven Honour Capital 4.125%, 05/06/2026	200,000	203,940
Ronshine China Holdings 8.250%, 02/01/2021	200,000	201,244
Shanghai Port Group BVI Development 2.850%, 09/11/2029	200,000	197,180
Tongfang Aqua 6.800%, 01/10/2022	300,000	284,252
Tsinghua Unic 5.375%, 01/31/2023	200,000	181,805
Tuspark Forward 7.950%, 08/15/2021	200,000	195,508
Yango Justice International 9.500%, 04/03/2021	300,000	289,015
Zhenro Properties Group 8.700%, 08/03/2022	200,000	198,326
Zhongyuan Sincere Investment 4.250%, 06/28/2024	300,000	304,049

		6,713,196

Hong Kong — 7.8%
HKT Capital No. 5 3.250%, 09/30/2029	200,000	198,267
Joy Treasure Assets Holdings Callable 06/24/2029 @ $100 3.500%, 09/24/2029	200,000	197,895

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Nanyang Commercial Bank Callable 06/02/2022 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205% ‡	$200,000	$196,472
NWD Finance BVI Callable 03/07/2024 @ $100 6.250% ‡	300,000	302,356
RKPF Overseas 2019 A Callable 09/30/2022 @ $103 6.700%, 09/30/2024	200,000	200,000

		1,094,990

India — 9.3%
Adani Ports & Special Economic Zone 3.375%, 07/24/2024	300,000	301,621
Adani Transmission 4.000%, 08/03/2026	200,000	204,752
Azure Power Solar Energy Pvt MTN Callable 09/24/2022 @ $103 5.650%, 12/24/2024	200,000	200,300
Bharti Airtel 4.375%, 06/10/2025	200,000	206,631
Greenko Mauritius Callable 02/21/2021 @ $103 6.250%, 02/21/2023	200,000	203,096
Power Finance MTN 3.750%, 12/06/2027	200,000	199,043

		1,315,443

Indonesia — 8.8%
Indonesia Asahan Aluminium Persero 6.757%, 11/15/2048	200,000	259,160
Modernland Overseas Pte Callable 04/13/2021 @ $103 6.950%, 04/13/2024	200,000	183,098
Pertamina Persero MTN 4.700%, 07/30/2049	250,000	259,309
Perusahaan Listrik Negara 4.875%, 07/17/2049	200,000	217,224

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Theta Capital Pte
Callable 10/31/2021 @ $103 6.750%, 10/31/2026	$350,000	$319,251

		1,238,042

Macau — 1.4%
Industrial & Commercial Bank of China Macau
Callable 09/12/2024 @ $100 2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.650%, 09/12/2029	200,000	197,842

Philippines — 2.8%
Bank of the Philippine Islands MTN 2.500%, 09/10/2024	200,000	198,493
Rizal Commercial Banking MTN 3.000%, 09/11/2024	200,000	198,456

		396,949

Singapore — 1.4%
BOC Aviation MTN Callable 06/11/2029 @ $100 3.000%, 09/11/2029	200,000	196,839

South Korea — 3.6%
Kookmin Bank MTN
Callable 07/02/2024 @ $100 4.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639% ‡	300,000	307,855
SK Hynix 3.000%, 09/17/2024	200,000	198,884

		506,739

Switzerland — 1.5%
Syngenta Finance
Callable 01/24/2028 @ $100 5.182%, 04/24/2028	200,000	212,589

Thailand — 5.0%
Bangkok Bank MTN
Callable 09/25/2029 @ $100 3.733%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.900%, 09/25/2034	300,000	303,677

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Indorama Ventures Global Services 4.375%, 09/12/2024	$200,000	$198,875
Kasikornbank MTN Callable 10/02/2026 @ $100 3.343%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.700%, 10/02/2031	200,000	198,770

		701,322

United States — 1.5%
Resorts World Las Vegas Callable 01/16/2029 @ $100 4.625%, 04/16/2029	200,000	210,141

TOTAL CORPORATE OBLIGATIONS (Cost $12,706,259)		12,784,092

EXCHANGE TRADED FUND — 4.3%

	Shares

United Kingdom — 4.3%
db x-trackers II - Harvest CSI China Sovereign Bond UCITS ETF	28,500	597,075

TOTAL EXCHANGE TRADED FUND (Cost $633,800)		597,075

TOTAL INVESTMENTS— 95.1% (Cost $13,340,059)		$13,381,167

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HH Clearing Services	10/08/19 -11/22/19	CNY	19,765,434	USD	2,774,000	$2,418
HH Clearing Services	11/18/19 -11/22/19	USD	2,800,000	CNY	19,791,800	(24,364)

						$(21,946)

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND
SEPTEMBER 30, 2019
(Unaudited)

Percentages are based on Net Assets of $14,077,630.

‡       Perpetual security with no stated maturity date.

CNY — Chinese Yuan

ETF — Exchange Traded Fund

MTN — Medium Term Note

UCITS — Undertakings for Collective Investments in Transferable Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$12,784,092	$—	$12,784,092
Exchange Traded Fund	597,075	—	—	597,075

Total Investments in Securities	$597,075	$12,784,092	$—	$13,381,167

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts*
Unrealized Appreciation	$—	$2,418	$—	$2,418
Unrealized Depreciation	—	(24,364)	—	(24,364)

Total Other Financial Instruments	$—	$(21,946)	$—	$(21,946)

* Forward foreign currency contracts are valued at the net unrealized appreciation and depreciation on the instrument.

For the period ended September 30, 2019, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended September 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HGI-QH-001-1400

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 22, 2019